FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
Marketable Securities
At December 31, 2024, the Company has no outstanding available-for-sale marketable debt securities.
At December 31, 2023, the fair value of marketable securities are as follows:

December 31, 2023
(In thousands)
Available for sale marketable debt securities	$148,998
Total marketable securities	$148,998
Marketable securities are carried at fair value. The Company has no investments in marketable equity securities, following the change in classification of its investment in MGM to an equity method investment in the fourth quarter of 2023, described below. Prior to the fourth quarter of 2023, the Company had two investments in marketable equity securities, other than its investment in MGM, including one investment that was fully impaired in the first quarter of 2023 due to the investee declaring bankruptcy and another investment that was sold in the third quarter of 2023. The Company recorded net unrealized pre-tax losses of $0.3 million and $20.3 million for these investments during the years ended December 31, 2023 and 2022, respectively. The realized and unrealized pre-tax gain and losses related to these investments are included in “Other income (expense), net” in the statement of operations.
At December 31, 2023, current available-for-sale marketable debt securities are as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Fair Value
	(In thousands)
Treasury bills	$148,971	$27	$148,998
Total available-for-sale marketable debt securities	$148,971	$27	$148,998
The contractual maturities of debt securities classified as current available-for-sale at December 31, 2023 were within one year. There were no investments in available-for-sale marketable debt securities that had been in a continuous unrealized loss position for longer than twelve months at December 31, 2023.
Investment in MGM Resorts International

	December 31,
	2024	2023
	(In thousands)
Investment in MGM	$2,242,672	$2,891,850
In the fourth quarter of 2023, MGM’s ongoing share repurchase program passively increased the Company’s ownership interest in MGM and the Company determined that the equity method of accounting applied and elected to account for its investment in MGM pursuant to the fair value option. See “Note 2—Summary of Significant Accounting Policies” for further discussion of the Company’s investment in MGM.
Long-term Investments
Long-term investments consist of:

	December 31,
	2024	2023
	(In thousands)
Equity securities without readily determinable fair values	$438,534	$404,848
Other	—	6,368
Total long-term investments	$438,534	$411,216
Equity Securities without Readily Determinable Fair Values
The following tables present a summary of unrealized pre-tax gains and losses recorded in “Other income (expense), net” in the statement of operations as adjustments to the carrying value of equity securities without readily determinable fair values held at December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
	(In thousands)
Upward adjustments (gross unrealized pre-tax gains)	$1,901	$2,227
Downward adjustments including impairments (gross unrealized pre-tax losses)	(34,218)	(22,463)
Total	$(32,317)	$(20,236)
The cumulative upward and downward adjustments (including impairments) to the carrying value of equity securities without readily determinable fair values held at December 31, 2024 were $31.4 million and $160.1 million, respectively.
Realized and unrealized pre-tax gains and losses for the Company’s investments without readily determinable fair values for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Realized pre-tax gains, net, for equity securities sold	$8,943	$89	$12,434
Unrealized pre-tax losses, net, on equity securities held	(32,317)	(20,236)	(89,137)
Total pre-tax losses, net recognized	$(23,374)	$(20,147)	$(76,703)
All pre-tax gains and losses on equity securities without readily determinable fair values, realized and unrealized, are recognized in “Other income (expense), net” in the statement of operations.
Fair Value Measurements
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,130,095	$—	$—	$1,130,095
Time deposits	—	18,098	—	18,098
Other current assets:
Retirement investment fund(a)	—	13,763	—	13,763
Investment in MGM	2,242,672	—	—	2,242,672
Other non-current assets:
Interest rate swaps(b)	—	1,715	—	1,715
Total	$3,372,767	$33,576	$—	$3,406,343
_____________________
(a)    See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.
(b)    Interest rate swaps relate to the $350 million notional amount entered into to hedge Dotdash Meredith’s Term Loan B-1. See “Note 2—Summary of Significant Accounting Policies” and “Note 6—Long-term Debt” for additional information. The fair value of interest rate swaps was determined using discounted cash flows derived from observable market prices, including swap curves, which are Level 2 inputs.

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$694,958	$—	$—	$694,958
Treasury bills	—	12,449	—	12,449
Time deposits	—	19,497	—	19,497
Marketable securities:
Treasury bills	—	148,998	—	148,998
Investment in MGM	2,891,851	—	—	2,891,851
Other non-current assets:
Warrant	—	—	49,631	49,631
Total	$3,586,809	$180,944	$49,631	$3,817,384

Liabilities:
Other long-term liabilities:
Interest rate swaps(b)	$—	$(907)	$—	$(907)
The following table presents the changes in the warrant, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2024	2023
	(In thousands)
Balance at January 1	$49,631	$46,799
Total net gains:
Fair value adjustments included in earnings	20,393	2,832
Settlements	(70,024)	—
Balance at December 31	$—	$49,631
Warrant
The Company owns preferred shares of Turo, a peer-to-peer car sharing marketplace, which are accounted for as an equity security without a readily determinable fair value, as the preferred shares are not common stock equivalents. As part of the Company’s original investment in Turo preferred shares, the Company received a warrant that was recorded at fair value each reporting period with any change in fair value included in “Other income (expense), net” in the statement of operations. The warrant was measured using significant unobservable inputs and classified in the fair value hierarchy table as Level 3. The Company net settled its Turo warrant on July 23, 2024 (the warrant expiration date) for 4.5 million shares of Series E-2 preferred stock and the fair value of the warrant of $70.0 million was reclassified to equity securities without readily determinable fair values. The Company had measured this warrant at fair value at June 30, 2024 using the settlement value of the shares received pursuant to its net exercise on July 23, 2024. For the periods prior to the settlement, the warrant was included in “Other non-current assets” in the balance sheet.
Financial instruments measured at fair value only for disclosure purposes
The total fair value of the outstanding long-term debt, including the current portion, is estimated using observable market prices or indices for similar liabilities, which are Level 2 inputs, and was approximately $1.49 billion and $1.53 billion at December 31, 2024 and 2023, respectively.